SECURITIES AVAILABLE FOR SALE (Parentheticals) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 104,470,692	$ 117,776,982
Certificate of Deposit
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 245,000	$ 245,000